Right of Use Asset and Lease Liability	6 Months Ended
Dec. 31, 2024
Rights of use asset and lease liability
Right of Use Asset and Lease Liability
11.
Right of Use Asset and Lease Liability

Changes in the Company’s right of use assets during the six month fiscal period ended December 31, 2024 are as follows:

Balance at June 30, 2023	$930
Additions	213
Amortization	(410)
Effect of movement in foreign exchange rates	(21)
Balance at June 30, 2024	712
Additions	—
Amortization	(214)
Effect of movement in foreign exchange rates	(16)
Right of use asset at December 31, 2024	$482

Changes in the Company’s lease liabilities during the six month fiscal period ended December 31, 2024 are as follows:

Balance at June 30, 2023	$944
Additions	213
Lease payments	(470)
Interest on lease payments	62
Effect of movement in foreign exchange rates	(26)
Balance at June 30, 2024	723
Additions	—
Lease payments	(256)
Interest on lease payments	27
Effect of movement in foreign exchange rates	(17)
Balance at December 31, 2024	$477
Lease liabilities – current portion	271
Lease liabilities – non-current	206